Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

39. Subsequent events

Save as disclosed elsewhere, there were no material subsequent events during the period from January 1, 2026 to the approval date of these financial statements by the Board on April 13, 2026.